Restricted cash and other non-current financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 1,376	$ 0
Other non-current assets	418	571
Total	$ 1,794	$ 571